BUSINESS ACQUISITIONS AND GOODWILL - Pro Forma Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 132,015
Net earnings (loss)	(5,035)
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	9,555
Net earnings (loss)	497
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	28,050
Net earnings (loss)	$ (1,173)
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 64,575
Net earnings (loss)		$ 1,822